September 29, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Sysco Corporation 2010 Definitive Proxy Statement on Schedule 14A
Dear Sir or Madam:
Filed concurrently herewith via EDGAR are the Sysco Corporation (“Sysco”) Definitive Proxy Statement on Schedule 14A and proxy card relating to its Annual Meeting of Stockholders to be held on November 12, 2010 (the “Annual Meeting”). Sysco expects to release its definitive proxy materials to stockholders on or about September 30, 2010.
An amendment of the Sysco 1974 Employees’ Stock Purchase Plan (the “ESPP”) to reserve an additional 5,000,000 shares of Sysco common stock for issuance under the ESPP is being submitted for stockholder approval at the Annual Meeting and, if approved, the additional shares authorized to be issued under the ESPP will be registered under the Securities Act of 1933, as amended, as soon as practicable following such approval.
Please direct any questions or comments regarding the foregoing to me at 281-584-1460.

Sincerely,
/s/ Carrie P. Ryan

Carrie P. Ryan Corporate Counsel, Securities and Corporate Governance